Capital Requirements (Changes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016	Jul. 31, 2013
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)				6.00%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)		2.50%	0.625%
Term of mandatory compliance		4 years
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital	$ 160,416,000	$ 161,416,000
Minimum
CET 1 ratio	7.00%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)				4.00%
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)		4.50%
Parent Company
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	13.91%	13.15%
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	18.68%	18.69%
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.47%	19.54%
Parent Company | Minimum
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.625%	8.00%